Acquisition (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Acquisition
Schedule of Business Acquisitions, by Acquisition [Table Text Block]

The following table summarizes the aggregate purchase price consideration paid:

	Edison Nation			Best Party
	Holdings, LLC	Cloud B, Inc.	Pirasta, LLC	Concepts, LLC
Cash paid	950,000	—	$—	$—
Fair value of issued shares	3,384,285	2,664,200	—	—
Fair value of reserved shares	6,014,250	—	—	—
Issuance of debt	1,428,161	—	—	—
Settlement of due from related party	—	—	470,000	500,000
Fair value of contingent consideration	—	520,000	—	—
Purchase consideration	11,776,696	3,184,200	470,000	500,000

Business Combination, Separately Recognized Transactions [Table Text Block]

The following table summarizes the preliminary purchase price allocation of fair values of the assets acquired and liabilities assumed at the date of acquisition:

	Edison Nation			Best Party
	Holdings, LLC	Cloud B, Inc.	Pirasta, LLC	Concepts, LLC
Cash and cash equivalents	$68,681	$104,744	$3,629	$365
Accounts receivable	15,958	636,755	7,696	6,906
Inventory	—	566,500	36,537	139,918
Other assets	39,691	172,747	—	4,356
Property and equipment	1,852	53,345	—	10,931
Goodwill	5,497,242	3,884,432	354,836	—
Intangible assets	6,400,000	6,600,000	—	—
Total assets acquired	12,023,424	12,018,523	402,698	162,476
Debt	—	1,400,000	—	—
Accounts payable	227,025	5,748,797	2,052	34,041
Accrued expenses and other liabilities	19,703	527,526	119,198	513,502
Total liabilities assumed	246,728	7,676,323	121,250	547,543
Noncontrolling interest	—	1,158,000	—	(192,534)
Distribution to shareholder	—	—	(188,552)	(692,533)
	11,776,696	3,184,200	470,000	500,000

Schedule of consolidated income statement

The following represents the pro forma consolidated income statement as if the acquisitions had been included in the consolidated results of the Company for the nine months ended September 30, 2018:

Nine Months
Ended September 30,
2018

Revenues, net	$16,740,554
Cost of revenues	10,989,040
Gross profit	5,741,514

Operating expenses:
Selling, general and administrative	10,227,429
Operating loss	(4,475,915)

Other (expense) income:
Other (expense) income	(330,162)
Loss before income taxes	(4,806,077)
Income tax expense	327,042
Net loss	$(5,133,119)
Net loss attributable to noncontrolling interests	(370,417)
Net loss attributable to Edison Nation, Inc.	$(4,762,701)
Net loss per share - basic and diluted	$(0.98)
Weighted average number of common shares outstanding – basic and diluted	4,835,681

The following represents the pro forma consolidated income statement as if the acquisitions had been included in the consolidated results of the Company for the entire years ending December 31, 2018 and 2017:

	Years Ended December 31,
	2018	2017

Revenues, net	$20,988,594	$24,402,376
Cost of revenues	13,566,605	16,289,352
Gross profit	7,421,989	8,113,024

Operating expenses:
Selling, general and administrative	13,144,691	8,890,638
Operating (loss) income	(5,722,702)	(777,614)

Other (expense) income:
Other (expense) income	(398,406)	(325,017)
(Loss) income before income taxes	(6,249,968)	(452,597)
Income tax expense	304,298	135,570
Net loss	$(6,554,266)	$(588,167)
Net loss attributable to noncontrolling interests	(415,466)	(506,616)
Net loss attributable to Edison Nation, Inc.	(6,138,801)	(81,551)
Net loss per share - basic and diluted	$(1.09)	$(0.02)
Weighted average number of common shares outstanding – basic and diluted	5,654,930	4,046,377